CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), Neuberger Berman Equity Funds (1933 Act File No. 002-11357; 1940 Act File No. 811-00582) (“Registrant”) hereby certifies (a) that the forms of prospectuses that would have been filed under Rule 497(c) under the 1933 Act with respect to Class R6 of Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Genesis Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Real Estate Fund, and Neuberger Berman Socially Responsive Fund, each a series of the Registrant, would not have differed from those contained in Post-Effective Amendment No. 165 to the Registrant’s Registration Statement (“Amendment No. 165”) and (b) that Amendment No. 165 was filed electronically.

Dated:	March 19, 2013	By:	/s/ Claudia A. Brandon
Claudia A. Brandon
Executive Vice President and Secretary